Basis of Presentation and Significant Accounting Policies [Text Block] (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
Consolidation, Policy [Policy Text Block]

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs have been eliminated upon consolidation. Results of subsidiaries, businesses acquired from third parties and the VIEs are consolidated from the date on which control is obtained by the Company.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs have been eliminated upon consolidation. Results of subsidiaries, businesses acquired from third parties and the VIEs are consolidated from the date on which control is obtained by the Company.

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include valuation allowance for deferred tax assets, uncertain tax positions, economic lives and impairment of long-lived assets, impairment of goodwill, estimating the standalone selling price for each performance obligation in the Group’s revenue arrangements, and share-based compensation. Actual results could differ from those estimate.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include valuation allowance for deferred tax assets, uncertain tax positions, the initial valuation of the assets acquired and liabilities assumed in a business combination, economic lives and impairment of long-lived assets, impairment of goodwill, estimating the best estimate of selling price for each deliverable in the Group’s revenue arrangements, and share-based compensation. Actual results could differ from those estimates.

Foreign Currency Convenience Translations [Policy Text Block]

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.2726 per US$1.00 on March 31, 2018 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.5063 per US$1.00 on December 31, 2017 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency

The functional currency of the Company and its non-PRC subsidiaries is the United States Dollars (“US$”). The Company’s PRC subsidiaries and the VIEs determined their functional currency to be Renminbi (the “RMB”). The Group uses the RMB as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of (loss)/income.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted cash

Restricted cash primarily represents deposits held in a designated bank account as security for the interest payments on the Group’s long-term loan; and deposits restricted as to withdrawal or use under government regulations.

Investment, Policy [Policy Text Block]

Short-term investments

The Group’s short-term investments comprise primarily of cash deposits at floating rates based on daily bank deposit rates with original maturities ranging from over three months to six months.

Inventory, Policy [Policy Text Block]

Inventories

Inventories are finished goods and mainly comprised of textbooks and other educational study tools (“course materials”). Course materials are stated at the lower of cost or market. Cost is determined using the weighted average cost method. As of December 31, 2016 and 2017, the Group did not have any provision for inventories.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and equipment

Property and equipment is stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight line basis over the following estimated useful lives:

Electronic equipment	3 years
Furniture	3-5 years
Vehicles	4 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of (loss)/income.

Direct costs that are related to the construction of property and equipment, and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Segment Reporting, Policy [Policy Text Block]

Segment reporting

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker has been identified as the board of directors, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group operates and manages its business as a single segment.

Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group has only one reportable segment since the Group does not distinguish revenues, costs and expenses by operating segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s CODM, who has been identified as the Board of Directors, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. The Group does not distinguish among markets or segments for the purpose of internal reports. Substantially all of the Group’s revenues for the years ended December 31, 2016, 2016 and 2017 were generated from the PRC. As of December 31, 2016 and 2017, a majority of the long-lived assets of the Group are located in the PRC, and therefore, no geographical segments are presented.

Non-controllinginterests [Policy Text Block]

Non-controlling interests

For certain subsidiaries of the VIE, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net (loss)/income on the consolidated statements of (loss)/income includes the net loss attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the Group’s consolidated balance sheets.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill

The Group assesses goodwill for impairment in accordance with ASC 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

There was only one reporting unit (that also represented the operating segment) as of December 31, 2016 and 2017, respectively. Goodwill was allocated to the one reporting unit as of December 31, 2016 and 2017, respectively (Note 9). The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. Amortization of finite-lived intangible assets except for student base is computed using the straight-line method over the estimated useful lives. Student base is amortized using an accelerated pattern based on the estimated student attrition rate of the acquired schools. The estimated useful lives of intangible assets from the date of purchase are as follows:

Category	Estimated Useful Life
Courseware license	15 years
Franchise agreements	2.5-3 years
Student base	3-5 years
Trademarks	10-15 years
Purchased software	3-5 years
Teaching course materials	10 years

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. For all periods presented, there was no impairment of any of the Company’s long-lived assets.

Business Combinations Policy [Policy Text Block]

Business Combination

We account for business combinations using the purchase method of accounting in accordance with ASC topic 805, Business Combinations. The purchase method accounting requires that the consideration transferred be allocated to the assets, including separately identifiable assets and liabilities we acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

In a business combination achieved in stages, we re-measured our previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. We determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair value of financial instruments

Financial instruments include cash and cash equivalents, short-term investments, restricted cash, certain other current assets, accounts payable, long-term loan, customer advances, and certain other current liabilities. The carrying amounts of these financial instruments, except for the long-term loan, approximate their fair values because of their short-term maturities. The carrying amount of the long-term loan approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the Group expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Group determines are within the scope of the new revenue recognition accounting standard, the Group performs the following five steps: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies a performance obligation. The Group only applies the five-step model to contracts when it is probable that the Group will collect the consideration it is entitled to in exchange for the goods or services transferred to the customer. At contract inception, the Group assesses the goods or services promised within each contract to determine those that represent performance obligations, and assess whether each promised good or service is distinct. The Group then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Revenue is recognized net of business tax, value added taxes and tax surcharges.

Contract liabilities relate to contracts where the Group received payments but has not yet satisfied the related performance obligations. The advance consideration received from customers for the services is a contract liability until services are provided to the customer and are presented in “deferred revenue and customer advances” in the consolidated balance sheets.

Contract assets include accounts receivable, which primarily relate to the Group’s rights to consideration for services completed at the reporting date.

The primary sources of the Group’s revenues are as follows:

(a)	Educational programs

Educational programs’ contracts generally consist of two performance obligations, English courses and course materials, which are both capable of being distinct and distinct in the context of the contract. The transaction price is stated in the contract and known at the time of contract inception, therefore no variable consideration exists. The Group may issue promotional coupons to attract enrollment for its courses. The promotional coupons are not issued in conjunction with a concurrent revenue transaction and are for a fixed RMB amount that can only be redeemed to reduce the amount of the tuition fees for future courses. The promotional coupons are accounted for as a reduction of the transaction price and are allocated across all performance obligations unless observable evidence exists that the discount relates to a specific performance obligation or obligations in the contract. Revenue is allocated to each performance obligation based on its standalone selling price. The Group generally determines standalone selling prices based on the prices charged to students. If the standalone selling price is not observable through past transactions, the Group estimate the standalone selling price taking into account available information such as market conditions and internally approved pricing guidelines related to the performance obligations.

Course fees are collected in full in advance of the commencement of each course and each course comprises of a fixed amount of classes. The Group uses the student’s daily attendance records, an output measure, to recognize revenue over time as it best depicts the simultaneous consumption and delivery of educational program services. Students are allowed to return course materials if they are unused. However, once the student attends the first class of the respective course, course materials cannot be returned. Therefore, revenue associated with distinct course materials is recognized at the point in time when control transfers to the student, generally when the student attends the first class of the respective course.

According to local education bureau regulations, depending on a school’s location and the amount of classes remaining for a course, the Group may be required to refund course fees for any remaining undelivered classes to students who withdraw from a course. The refund is recorded as a reduction of the related course fees received in advance and has no impact on recognized revenue. Refunds on recognized revenue were insignificant for all periods presented.

(b)	Franchise revenues

Franchise revenues includes non-refundable initial franchise fees and the recurring franchise fees from its franchisees. The initial franchise services to be performed under the franchise agreements to earn the initial franchise fees comprise of (i) authorizing franchisees to use the RISE brand and the Group’s courseware, and (ii) initial setup services, including assisting with site selection and marketing strategy, training of franchisee management and teachers. The Group’s franchise agreements do not include guarantees or other forms of financial assistance, refund provisions or options to repurchase franchises from franchisees. In accordance with the new revenue recognition standard, the initial franchise services are not distinct from the continuing rights offered during the term of the franchise agreement, and will therefore be treated as a single performance obligation. As such, beginning in January 2018, initial franchise fees are deferred and recorded as “deferred revenue and customer advances”, and are recognized over the franchise term as the performance obligation is satisfied, which is generally five years. The Group also receives recurring franchise fees from its franchisees, which include a fixed percentage of the franchisees’ course fees and proceeds from the sale of related course materials. The recurring franchise fees are recognized when the underlying performance obligation is fulfilled.

(c)	Other revenues

Other revenues comprises mainly of the provision of overseas study tours. The Group determined the overseas study tours contract contains a single performance obligation and the Group is the principal in providing overseas study tours services as it controls such services before the services are transferred to the customer. Therefore, the Group recognizes study tours revenue on a gross basis. The Group uses the organized overseas study tour’s progress record, an output measure, to recognize revenue over the duration of the study tour, which is, generally around two to three weeks, as it best depicts the simultaneous consumption and delivery of overseas study tours services.

Other income, net

The Group’s depositary may make payments to the Group to reimburse and/or share fees collected from the Group’s American Depositary Receipt (“ADR”) holders. For the three months ended March 31, 2018, the Group received RMB10,127(US$1,594) from the depository, was recognized as other income.

Revenue recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product or service has occurred, the selling price is fixed or determinable and collection is reasonably assured. The Group’s business is subject to business tax, value added taxes (“VAT”) and tax surcharges assessed by governmental authorities. Pursuant to ASC 605-45, Revenue Recognition—Principal Agent Considerations, the Group elected to present business tax, VAT and tax surcharges as a reduction of revenues on the consolidated statements of (loss)/income. Payments received before all of the relevant criteria for revenue recognition are satisfied are included in “deferred revenue and customer advances”.

The primary sources of the Group’s revenues are as follows:

(a)	Educational programs

Educational programs include English courses and related course materials. In accordance with ASC subtopic 605-25, Revenue Recognition: Multiple-Deliverable Revenue Arrangements (“ASC 605-25”), the Group evaluates all the deliverables in the arrangement to determine whether they represent separate units of accounting. For the arrangements with deliverables to be considered a separate unit of accounting, the Group allocates the total consideration of the arrangement based on their relative selling price, with the selling price of each deliverable determined using vendor-specific objective evidence of selling price, or VSOE, third-party evidence or TPE of selling price, or management’s best estimate of the selling price, or BESP, and recognizes revenue as each deliverable is provided. In determining its BESP for each deliverable, the Group considered its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Group would transact if the deliverable were sold regularly on a standalone basis. The Group monitors the conditions that affect its determination of selling price for each deliverable and reassesses such estimates periodically.

Course fees are collected in full in advance of the commencement of each course and each course comprises of a fixed amount of classes. Course revenue is recognized ratably as the classes for the related course are delivered to the students. Students are allowed to return course materials if they are unused. However, once the student attends the first class of the respective course, course materials cannot be returned. Therefore, the Group recognizes revenue from the sale of course materials when the student attends the first class of the respective course. The amounts recognized for each deliverable is limited to the amount that is not contingent upon the delivery of additional deliverables or meeting other specified performance conditions.

According to local education bureau regulations, depending on a school’s location and the amount of classes remaining for a course, the Group may be required to refund course fees for any remaining undelivered classes to students who withdraw from a course. The refund is recorded as a reduction of the related course fees received in advance and has no impact on recognized revenue. Refunds on recognized revenue were insignificant for all periods presented.

The Group may issue promotional coupons to attract enrollment for its courses. The promotional coupons are not issued in conjunction with a concurrent revenue transaction and are for a fixed RMB amount that can only be redeemed to reduce the amount of the tuition fees for future courses. The promotional coupons are accounted for as a reduction of revenue when the corresponding revenue is recognized in accordance with ASC 605-50-45-2.

(b)	Franchise revenues

Franchise revenues includes non-refundable initial franchise fees, which are recognized by the Group as revenue when substantially all services or conditions relating to the initial franchise fee have been performed, which is generally when a franchisee commences its operations under the RISE brand. The services to be performed under the franchise agreements to earn the initial franchise fees comprise of (i) authorizing franchisees to use the RISE brand and the Group’s courseware, and (ii) initial setup services, including assisting with site selection and marketing strategy, training of franchisee management and teachers. The Group’s franchise agreements do not include guarantees or other forms of financial assistance, refund provisions or options to repurchase franchises from franchisees. Initial franchise fees are deferred and recorded as “deferred revenue and customer advances” until these commitments and obligations have been performed, which is upon the franchisee commencing its operations under the RISE brand. The Group also receives recurring franchise fees from its franchisees, which include a fixed percentage of the franchisees’ course fees and proceeds from the sale of related course materials. The recurring franchise fees are recognized as franchise revenue as the fees are earned and realized.

(c)	Other revenues

Other revenues comprises mainly of the provision of overseas study tours. The Group bears the risks and rewards, including customer acceptance of the services and has the right to unilaterally determine and change the study tour itinerary. The Group also sets the study tour prices charged to customers and independently selects travel service suppliers. Therefore, the Group is the primary obligor of the study tour service arrangement and recognizes revenue on a gross basis. Revenue from study tour services is recognized once the organized tour is completed in its entirety.

Advertising Costs, Policy [Policy Text Block]

Advertising expenditures

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of (loss)/income. For the years ended December 31, 2015, 2016 and 2017, advertising expenses were approximately RMB39,397, RMB63,734 and RMB80,475 (US$12,369), respectively.

Lessee, Leases [Policy Text Block]

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their respective lease term. The Group leases certain office facilities under non-cancelable operating leases. Certain lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

Earnings Per Share, Policy [Policy Text Block]

(Loss)/income per share

In accordance with ASC 260, Earnings Per Share, basic (loss)/income per share is computed by dividing net (loss)/income attributable to the Company by the weighted average number of ordinary shares outstanding during the period. Diluted (loss)/income per share is calculated by dividing net (loss)/income attributable to the Company as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Share options with market conditions, performance conditions, or any combination thereof, are considered contingently issuable shares and are included in the computation of diluted (loss)/income per share to the extent that market and performance conditions are met such that the share options are exercisable at the end of the reporting period, assuming it was the end of the contingency period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary equivalent shares are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-based compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All the Group’s share-based awards to employees were classified as equity awards.

In accordance with ASC 718, the Group recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition—compensation cost is recognized if it is probable that the performance condition will be achieved and shall not be recognized if it is not probable that the performance condition will be achieved.

In accordance with ASC 718, the effect of a market condition is reflected in the grant-date fair value of the granted equity awards. The Group recognizes share-based compensation cost for equity awards with a market condition provided that the requisite service is rendered, regardless of when, if ever, the market condition is satisfied.

A change in any of the terms or conditions of the awards is accounted for as a modification of the award. When the vesting conditions (or other terms) of the equity awards granted to employees are modified, the Group first determines on the modification date whether the original vesting conditions were expected to be satisfied, regardless of the entity’s policy election for accounting for forfeitures. If the original vesting conditions are not expected to be satisfied, the grant-date fair value of the original equity awards are ignored and the fair value of the equity award measured at the modification date is recognized if the modified award ultimately vests. When a vesting condition that is probable of achievement is modified and the new vesting condition also is probable of achievement, the compensation cost to be recognized if either the original vesting condition or the new vesting condition is achieved cannot be less than the grant-date fair value of the original award. That compensation cost is recognized if either the original or modified vesting condition is achieved.

Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.

The Group uses the accelerated method for all awards granted with graded vesting service conditions, and the straight-line method for awards granted with non-graded vesting service conditions. The Group accounts for forfeitures as they occur. The Group, with the assistance of an independent third party valuation firm, determined the fair value of the stock options granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees.

Income Tax, Policy [Policy Text Block]

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of (loss)/income as income tax expense.

In accordance with the provisions of ASC 740, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits which is included in “other non-current liabilities” on the consolidated balance sheets is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Government subsidies [Policy Text Block]

Government subsidies

Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Government subsidies of non-operating nature and with no further conditions to be met are recorded as non-operating income in “Other income, net” of the consolidated statements of (loss)/income when received.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive (loss)/income

Comprehensive (loss)/income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive (loss)/income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive (loss)/income includes net (loss)/income and foreign currency translation adjustments, and is presented in the consolidated statements of comprehensive (loss)/ income.

Employee Benefit Expenses [Policy Text Block]

Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid. The Group recorded employee benefit expenses of RMB46,933, RMB52,734 and RMB62,934 (US$9,673) for the years ended December 31, 2015, 2016 and 2017, respectively.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 modifies existing guidance for off-balance sheet treatment of a lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. Under ASU 2016-02, lessor accounting is largely unchanged. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Group is evaluating this guidance and the impact to the Group, as both lessor and lessee, on the consolidated financial statements and related disclosures. The Group expects its operating leases, as disclosed in Note 14 — COMMITMENTS AND CONTINGENCIES in the accompanying notes to the consolidated financial statements, will be subject to the new standard. The Group will recognize right-of-use assets and operating lease liabilities on the consolidated balance sheet upon adoption, which will increase total assets and liabilities.

In November 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash (“ASU 2016-18”), which amends Topic 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The standard requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The provisions of this guidance are to be applied using a retrospective transition method to each period presented. ASU 2016-18 is effective for annual reporting periods beginning after December 15, 2017, and interim periods within those years, with early adoption permitted. The Company adopted ASU 2016-18 effective January 1, 2018, which resulted in the presentation of restricted cash of RMB24,915 (US$3,972) within the ending cash, cash equivalents, and restricted cash balance on the consolidated statements of cash flows.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Group is still evaluating the effect that this guidance will have on the consolidated financial statements and related disclosures.

In May 2017, the FASB issued ASU 2017-09, Compensation — Stock Compensation (Topic 718): scope of Modification Accounting (“ASU 2017-09”), which is to provide clarity and reduce both diversity in practice and cost and complexity when applying the guidance in Topic 718. The guidance is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Early adoption is permitted but only as of annual reporting periods beginning after December 15, 2016 with early adoption permitted. The Group does not expect the standard to have a material impact on the consolidated financial statements.

Adoption of New Revenue Recognition Accounting Standard

In August 2015, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2015-14, Revenue from Contracts with Customers-Deferral of the effective date (“ASU 2015-14”). The amendments in ASU 2015-14 defer the effective date of ASU No. 2014-09, Revenue from Contracts with Customers, (“ASU 2014-09”), issued in May 2014. According to the amendments in ASU 2015-14, the new revenue guidance ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers—Principal versus Agent Considerations (“ASU 2016-08”), which clarifies the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers—Identifying Performance Obligations and Licensing (“ASU 2016-10”),which clarify guidance related to identifying performance obligations and licensing implementation guidance contained in ASU No. 2014-09. In May 2016, the FASB issued ASU No. 2016-12, Revenue from Contracts with Customers— Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”), which addresses narrow-scope improvements to the guidance on collectability, non-cash consideration, and completed contracts at transition and provides practical expedients for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. The effective date for the amendment in ASU 2016-08, ASU 2016-10 and ASU 2016-12 are the same as the effective date of ASU No. 2014-09. All guidance is collectively referred to as “ASC 606”. Entities may adopt ASC 606 either retrospectively to all periods presented in the financial statements (the full retrospective method) or as a cumulative-effect adjustment as of the date of adoption (modified retrospective method) in the year of adoption without applying to comparative periods financial statements.

ASC 606 replaced most current U.S. GAAP guidance on this topic and eliminated most industry-specific guidance. The new revenue recognition standard provides a unified model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services.

The new standard superseded substantially all existing revenue recognition guidance. It impacts the revenue recognition for certain of our contracts, in addition to our business processes and our information technology systems. We performed cross-functional coordination to implement the new revenue recognition standard. We are in process of implementing changes to our systems, processes and internal controls to meet the standard’s reporting and disclosure requirements.

On January 1, 2018, the Group adopted the new revenue standard utilizing the modified retrospective method. As a result, the Group changed our accounting policy for revenue recognition as detailed below. The Group recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of accumulated deficit. Using the modified retrospective approach, the Group applied the standard only to contracts that are not completed at the date of initial application. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods as the Group believes it is still comparable.

Based on the contracts outstanding as of January 1, 2018, adoption of ASC 606 did not have a significant impact except for recognition of initial franchise fees. The Group’s accounting policy before January 1, 2018 was to recognize initial franchise fees when franchisees commence operations under the RISE brand or upon the renewal of the franchise agreements. In accordance with ASC 606, the initial franchise services are not distinct from the continuing rights or services offered during the term of the franchise agreement, and will therefore, be treated as a single performance obligation. Therefore, initial franchise fees should be recognized over the franchise term, which is generally five years under ASC 606.

The cumulative effect of the changes made to our consolidated balance sheets at January 1, 2018 were as follows:

	December 31, 2017	Adjustment due to Adoption	January 1, 2018
	RMB	RMB	RMB
Liabilities
Deferred revenue and customer advances (current and non-current)	812,821	44,122	856,943

Shareholders’ equity Accumulated deficit(1)	315,531	44,122	359,653

(1)	The adoption resulted in additional deferred tax assets for deferred revenue and customer advances. However, due to the valuation allowance position, there is no net tax effect on accumulated deficit as the valuation allowance will also be increased commensurate to the increase in the deferred tax asset.

The adoption had no impact on our overall cash flows from operating, investing or financing activities.

Recent accounting pronouncements

In August 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-14, Revenue from Contracts with Customers-Deferral of the effective date (“ASU 2015-14”). The amendments in ASU 2015-14 defer the effective date of ASU No. 2014-09, Revenue from Contracts with Customers, (“ASU 2014-09”), issued in May 2014. According to the amendments in ASU 2015-14, the new revenue guidance ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers—Principal versus Agent Considerations (“ASU 2016-08”), which clarifies the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers—Identifying Performance Obligations and Licensing (“ASU 2016-10”), which clarify guidance related to identifying performance obligations and licensing implementation guidance contained in ASU No. 2014-09. In May 2016, the FASB issued ASU No. 2016-12, Revenue from Contracts with Customers— Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”), which addresses narrow-scope improvements to the guidance on collectability, non-cash consideration, and completed contracts at transition and provides practical expedients for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. The effective date for the amendment in ASU 2016-08, ASU 2016-10 and ASU 2016-12 are the same as the effective date of ASU No. 2014-09. All guidance is collectively referred to as “ASC 606”. The Group will adopt ASC 606 effective January 1, 2018. The standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effective effect recognized as of the date of adoption (“modified retrospective method”). The Group has selected to apply the modified retrospective method. Based on the contracts outstanding as of December 31, 2017, management expects that the cumulative catch-up adjustment upon adoption of ASC 606 relating to its educational programs, recurring franchise fees from its franchisees, and study tour services will not be material. However, based on management’s assessment, one area that is expected to have a significant impact is the Group’s recognition of initial franchise fees. The Group’s accounting policy through December 31, 2017 was to recognize initial franchise fees when franchisees commence operations under the RISE brand or upon the renewal of the franchise agreements. In accordance with ASC 606, the initial franchise services are not distinct from the continuing rights or services offered during the term of the franchise agreement, and will therefore, be treated as a single performance obligation. Therefore, initial franchise fees should be recognized over the franchise term, which is generally five years under ASC 606. Upon adoption, the Group estimates that the cumulative catch-up adjustment to be recorded would increase accumulated deficit by approximately 4.0%. The Group is also in the process of implementing the appropriate changes to its business processes, systems and controls to support recognition and disclosures under ASC 606.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). ASU 2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company will adopt the new standard effective January 1, 2018. The adoption of ASU 2016-01 on January 1, 2018 is not expected to have a material effect on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 modifies existing guidance for off-balance sheet treatment of a lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. Under ASU 2016-02, lessor accounting is largely unchanged. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Group is evaluating this guidance and the impact to the Group, as both lessor and lessee, on the consolidated financial statements and related disclosures. The Group expects its operating leases, as disclosed in Note 17—COMMITMENTS AND CONTINGENCIES in the accompanying notes to the consolidated financial statements, will be subject to the new standard. We will recognize right-of-use assets and operating lease liabilities on the consolidated balance sheet upon adoption, which will increase total assets and liabilities.

In March 2016, the FASB issued ASU 2016-07, Investments—Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting (“ASU 2016-07”). ASU 2016-07 eliminates the requirement to apply the equity method of accounting retrospectively when a reporting entity obtains significant influence over a previously held investment. ASU 2016-07 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. The adoption of ASU 2016-07 on January 1, 2017 is not expected to have a material effect on the Group’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 reduces the existing diversity in practice in financial reporting across all industries by clarifying certain existing principles in ASC 230, Statement of Cash Flows, (“ASC 230”) including providing additional guidance on how and what an entity should consider in determining the classification of certain cash flows. In addition, in November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash (“ASU 2016-18”). ASU 2016-18 clarifies certain existing principles in ASC 230, including providing additional guidance related to transfers between cash and restricted cash and how entities present, in their statement of cash flows, the cash receipts and cash payments that directly affect the restricted cash accounts. These ASUs will be effective for the Group’s fiscal year beginning January 1, 2018 and subsequent interim periods. Early adoption is permitted. The adoption of ASU 2016-15 and ASU 2016-18 will modify the Group’s current disclosures and classifications within the consolidated statement of cash flows but they are not expected to have a material effect on the Group’s consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. Under the new standard, the selling (transferring) entity is required to recognize a current tax expense or benefit upon transfer of the asset. Similarly, the purchasing (receiving) entity is required to recognize a deferred tax asset or liability, as well as the related deferred tax benefit or expense, upon purchase or receipt of the asset. This pronouncement is effective for reporting periods beginning after December 15, 2017, with early adoption permitted. The Group is still evaluating the effect that this guidance will have on the consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying Definition of a Business (“ASU 2017-01”). ASU 2017-01 clarifies the framework for determining whether an integrated set of assets and activities meets the definition of a business. The revised framework establishes a screen for determining whether an integrated set of assets and activities is a business and narrows the definition of a business, which is expected to result in fewer transactions being accounted for as business combinations. Acquisitions of integrated sets of assets and activities that do not meet the definition of a business are accounted for as asset acquisitions. This update is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for transactions that have not been reported in previously issued (or available to be issued) financial statements. The Group does not believe this standard will have a material impact on the results of operations or financial condition.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Group is still evaluating the effect that this guidance will have on the consolidated financial statements and related disclosures.

In February 2017, the FASB issued ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets (“ASU 2017-05”), which clarifies the scope of asset derecognition and provided guidance on accounting for partial sales of nonfinancial assets. The guidance is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Early adoption is permitted but only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group does not expect the standard to have a material impact on the consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): scope of Modification Accounting (“ASU 2017-09”), which is to provide clarity and reduce both diversity in practice and cost and complexity when applying the guidance in Topic 718. The guidance is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Early adoption is permitted but only as of annual reporting periods beginning after December 15, 2016 with early adoption permitted. The Group does not expect the standard to have a material impact on the consolidated financial statements.